Earnings/ (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings/ (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings/(Loss) per Share

The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income/(loss) are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2019	2020	2021
Net income/(loss) and comprehensive income/(loss)	$1,088,149	$(1,753,533)	$52,270,487
Less: Cumulative dividends on Series A Preferred Shares	(372,022)	—	—
Plus: Gain on extinguishment of preferred shares pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses	112,637	—	—
Less: Deemed dividend on Series A Preferred Shares	—	—	(11,772,157)
Net income/(loss) and comprehensive income/(loss) available to common shareholders	828,764	(1,753,533)	40,498,330

Weighted average number of common shares outstanding, basic	266,238	6,773,519	83,923,435
Earnings/(Loss) per common share, basic	3.11	(0.26)	0.48

Plus: Dilutive effect of warrants	—	—	1,409,293
Weighted average number of common shares outstanding, diluted	266,238	6,773,519	85,332,728
Earnings/(Loss) per common share, diluted	$3.11	$(0.26)	$0.47